Shareholder Report, Holdings (Details) - C000255733	Apr. 30, 2026
NVIDIA9284917
Holdings [Line Items]
Percent of Total Investments	6.40%
Apple9284696
Holdings [Line Items]
Percent of Total Investments	4.70%
Alphabet9284677
Holdings [Line Items]
Percent of Total Investments	4.50%
Amazon.com9284686
Holdings [Line Items]
Percent of Total Investments	4.30%
Alphabet9284680
Holdings [Line Items]
Percent of Total Investments	3.90%
Microsoft9284896
Holdings [Line Items]
Percent of Total Investments	2.90%
Meta Platforms9284887
Holdings [Line Items]
Percent of Total Investments	2.30%
JPMorgan Chase9284860
Holdings [Line Items]
Percent of Total Investments	1.60%
Western Digital9284653
Holdings [Line Items]
Percent of Total Investments	1.60%
Applied Materials9284699
Holdings [Line Items]
Percent of Total Investments	1.60%
Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%